Leases - Disclosure of lease related income and expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Interest on lease liabilities	₩ (3,656)	₩ (3,664)	₩ (4,456)
Income from sub-leasing right-of-use assets	541	712	896
Expenses relating to short-term leases	(785)	(824)	(977)
Expenses relating to leases of low-value assets	₩ (632)	₩ (577)	₩ (231)